Schedule 1 - COMPANY STATEMENT OF CHANGES IN EQUITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement [Line Items]
Beginning balance, Equity	$ 1,360,230	[1]	$ 1,743,556		$ 1,224,191
Shares repurchased and canceled through buyback program	(10,037)
Issue of shares net of transaction costs					349,846
Share-based payment expense	13,168		13,423		13,003
Other reclassifications related to share-based payment	(559)		(1,275)		(4,067)
Total transactions with owners of the Company	4,494		12,979		573,796
Loss for the year	(1,988,178)		(468,966)	[2]	(26,121)
Ending balance, Equity	347,354		1,360,230	[1]	1,743,556
Stated capital
Statement [Line Items]
Beginning balance, Equity	5,311,953		5,223,484		4,530,870
Shares repurchased and canceled through buyback program	(10,037)
Issue of shares net of transaction costs					349,846
Options converted to shares	92,896		88,469		342,768
Total transactions with owners of the Company	82,859		88,469		692,614
Ending balance, Equity	5,394,812		5,311,953		5,223,484
Accumulated losses
Statement [Line Items]
Beginning balance, Equity	(3,317,652)		(2,860,205)		(2,835,390)
Other reclassifications related to share-based payment	867		1,560		1,017
Total transactions with owners of the Company	867		1,560		1,017
Loss for the year	(1,976,609)		(459,007)		(25,832)
Ending balance, Equity	(5,293,394)		(3,317,652)		(2,860,205)
Other reserves
Statement [Line Items]
Beginning balance, Equity	(861,271)		(842,911)		(485,505)
Options converted to shares	(92,896)		(88,469)		(342,768)
Share-based payment expense	13,168		13,423		13,003
Other reclassifications related to share-based payment	(1,426)		(2,835)		(5,084)
Total transactions with owners of the Company	(81,154)		(77,881)		(334,849)
Ending balance, Equity	8,430		(861,271)		(842,911)
Parent Company
Statement [Line Items]
Beginning balance, Equity	4,855,873		5,173,263		4,992,183
Shares repurchased and canceled through buyback program	(10,037)
Issue of shares net of transaction costs					349,846
Share-based payment expense	13,168		13,423		13,003
Other reclassifications related to share-based payment	(559)		(1,275)		(4,065)
Total transactions with owners of the Company	2,572		12,148		358,784
Loss for the year	112,025		(329,538)		(177,704)
Ending balance, Equity	4,970,470		4,855,873		5,173,263
Parent Company | Stated capital
Statement [Line Items]
Beginning balance, Equity	5,311,953		5,223,484		4,530,870
Shares repurchased and canceled through buyback program	(10,037)
Issue of shares net of transaction costs					349,846
Options converted to shares	92,896		88,469		342,768
Total transactions with owners of the Company	82,859		88,469		692,614
Ending balance, Equity	5,394,812		5,311,953		5,223,484
Parent Company | Accumulated losses
Statement [Line Items]
Beginning balance, Equity	(730,396)		(402,418)		(225,733)
Other reclassifications related to share-based payment	867		1,560		1,019
Total transactions with owners of the Company	867		1,560		1,019
Loss for the year	112,025		(329,538)		(177,704)
Ending balance, Equity	(617,504)		(730,396)		(402,418)
Parent Company | Other reserves
Statement [Line Items]
Beginning balance, Equity	274,316		352,197		687,046
Options converted to shares	(92,896)		(88,469)		(342,768)
Share-based payment expense	13,168		13,423		13,003
Other reclassifications related to share-based payment	(1,426)		(2,835)		(5,084)
Total transactions with owners of the Company	(81,154)		(77,881)		(334,849)
Ending balance, Equity	$ 193,162		$ 274,316		$ 352,197

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.